Share Based Compensation (Details - Stock option) - Equity Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning	4,980,000	2,000,000
Weighted average exercise price outstanding at beginning	$ 0.07	$ 0.09
Weighted average remaining contractual life years	6 years 9 months 18 days	7 years 1 month 6 days	4 years 2 months 12 days
Aggregate intrinsic value option exercisable			$ 80,000
Stock option exercised	0	0
Weighted average exercise price Exercised	$ 0	$ 0
Stock option Issued	250,000	2,980,000
Weighted average exercise price Issued	$ 0.068	$ 0.06
Weighted average remaining contractual life years Issued	5 years	10 years
Stock option Canceled	0	0
Weighted average exercise price Canceled	$ 0	$ 0
Outstanding at ending	5,230,000	4,980,000	2,000,000
Weighted average exercise price outstanding at ending	$ 0.07	$ 0.07	$ 0.09
Option Exercisable at ending	5,105,000
Weighted average exercise price option exercisable	$ 0.07
Weighted average remaining contractual life years Exercisable	6 years 9 months 18 days